Selling and Administrative Expenses (Details) - EUR (€)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Selling and Administrative Expenses [Abstract]
Selling and administrative expenses	€ 1,479,968	€ 1,493,962
Selling and administrative expenses related party	€ 101,744	€ 481,071